UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Ted Weschler
Title:    Managing Member
Phone:    (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler           Charlottesville, VA            February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $1,565,737
                                           (thousands)


List of Other Included Managers:

1. Peninsula Investment Partners, LP

2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF               VALUE       SHRS OR    SH/ PUT/   INVESTMENT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP       (X$1000)    PRN AMT    PRN CALL   DISCRETION   MGRS   SOLE    SHARED      NONE

CINCINNATI BELL INC NEW        COM        171871106    39,535     8,323,087  SH          SHARED      1,2    8,323,087
DAVITA INC                     COM        23918K108   338,100     6,000,000  SH          SHARED      1,2    6,000,000
ECHOSTAR COMMUNICATIONS NEW    CL A       278762109   226,320     6,000,000  SH          SHARED      1,2    6,000,000
FIBERTOWER CORP                COM        31567R100    13,452     5,900,000  SH          SHARED      1,2    5,900,000
GENERAL ELECTRIC CO            COM        369604103   370,700    10,000,000      CALL    SHARED      1,2   10,000,000
NEWS CORP                      CL A       65248E104    37,702     1,840,000  SH          SHARED      1,2    1,840,000
SUNCOR ENERGY INC              COM        867229106    32,619       300,000  SH          SHARED      1,2      300,000
U S AIRWAYS GROUP INC          COM        90341W108    58,840     4,000,000  SH          SHARED      1,2    4,000,000
VALASSIS COMMUNICATIONS INC    COM        918866104    10,034       858,343  SH          SHARED      1,2      858,343
WILMINGTON TRUST CORP          COM        971807102    99,194     2,818,000  SH          SHARED      1,2    2,818,000
GRACE W R & CO DEL NEW         COM        38388F108   281,843    10,765,600  SH          SHARED      1,2   10,765,600
WILSONS THE LEATHER EXPERTS    COM        972463103    14,558    15,487,513  SH          SHARED      1,2   15,487,513
XM SATELLITE RADIO HLDGS INC   CL A       983759101    42,840     3,500,000  SH          SHARED      1,2    3,500,000





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